Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015
Income Taxes [Line Items]
Net operating loss carry forwards	$ 1,110,007
Net operating losses used in the period	297,208
Current annual net operating loss usage	613,971
Release of accrual for uncertain tax position	2,600
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	20,714
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	38,997
Minimum [Member]
Income Taxes [Line Items]
Net operating loss carry forwards, expiration year	2020
Maximum [Member]
Income Taxes [Line Items]
Net operating loss carry forwards, expiration year	2032
Scenario, Forecast [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		$ 192,734